Short-Term Borrowings - Schedule of Maturity for Short-Term Borrowings (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturity for Short-Term Borrowings [Line Items]
Secured bank loans	$ 2,146,361	$ 1,075,904
Other loans (Note)	1,375,000
Total	3,521,361	1,075,904
1 to 3 months [Member]
Schedule of Maturity for Short-Term Borrowings [Line Items]
Secured bank loans	820,052	770,933
Other loans (Note)	1,200,000
Total	2,020,052
4~6 months [Member]
Schedule of Maturity for Short-Term Borrowings [Line Items]
Secured bank loans	1,326,309	304,971
Other loans (Note)
Total	1,326,309
Over 6 months [Member]
Schedule of Maturity for Short-Term Borrowings [Line Items]
Secured bank loans
Other loans (Note)	175,000
Total	$ 175,000